Management of financial risks - Additional information (Details)	12 Months Ended
Dec. 31, 2025
Management of Financial Risks
Hedging timeline financial risk management policy in months	24 months
Foreign Exchange Risk [member]
Management of Financial Risks
Hedging timeline financial risk management policy in months	24 months
Percentage change in foreign exchange rate	5.00%